Current Taxes and Deferred Taxes (Details) - Schedule of reconciliation of effective tax rate - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of effective tax rate [Abstract]
Income tax calculated on net income before tax (as a percent)		27.00%	27.00%	27.00%
Income tax calculated on net income before tax		$ 136,310	$ 209,901	$ 206,116
Subordinated Debt Payment (as a percent)	[1]			(3.21%)
Subordinated Debt Payment	[1]			$ (24,515)
Additions or deductions (as a percent)	[2]	(7.76%)	(5.10%)	(4.18%)
Additions or deductions	[2]	$ (39,195)	$ (39,612)	$ (31,894)
Effect of changes in tax rate (as a percent)
Effect of changes in tax rate
Other (as a percent)		1.21%	0.43%	1.32%
Other		$ 6,108	$ 3,372	$ 10,061
Effective rate and income tax expense (as a percent)		20.45%	22.34%	20.93%
Effective rate and income tax expense		$ 103,223	$ 173,661	$ 159,768

[1]	The tax expense related to the subordinated debt held by SAOS S.A, ended during the fiscal year 2019, as a result of the generation of sufficient resources to pay off the total debt.
[2]	The deductions of the tax rate for 2018, 2019 and 2020 mainly relate to permanent differences between tax and financial accounting rules.